Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Income Taxes Disclosure [Line Items]
Effective combined U.S. federal and state income tax rate		25.50%
Income tax expense	$ 299,662	$ 299,662	$ 0	$ 0
Income tax receivable	7,700	7,700
Accounts payable and accrued liabilities - Affiliates	7,748	7,748		$ 183,820
Riviera | TMA
Income Taxes Disclosure [Line Items]
Accounts payable and accrued liabilities - Affiliates	$ 7,700	$ 7,700